SCHEDULE OF DEFERRED INCOME TAX ASSETS (LIABILITIES) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Non-capital losses carried forward	$ 1,712	$ 1,521	$ 9,010
Resource related assets		1,285	1,061
Property, plant and equipment		2,079	(697)
Deferred income and other		1	6
Accrued revenue		26	10
Prepaid expenses, deposits and other	(1,844)	233	1,504
Net Capital Losses	132
Deferred tax assets		5,145	10,894
Prepaid expenses, deposits and other	(612)	(611)	(659)
Special mining royalty		(318)	(152)
Deferred tax liabilities	(612)	(929)	(811)
Net deferred tax (liablities) assets	$ (612)	$ 4,216	$ 10,083